Consolidated balance sheet - GBP (£)	Jun. 30, 2024	Jun. 30, 2023
Non-current assets
Property, plant and equipment	£ 256,118,000	£ 253,282,000
Right-of-use assets	8,195,000	8,760,000
Investment properties	19,713,000	19,993,000
Intangible assets	837,564,000	812,382,000
Deferred tax assets	17,607,000
Trade receivables	27,930,000	22,303,000
Derivative financial instruments	380,000	7,492,000
Total non-current assets	1,167,507,000	1,124,212,000
Current assets
Inventories	3,543,000	3,165,000
Prepayments	18,759,000	16,487,000
Contract assets - accrued revenue	39,778,000	43,332,000
Trade receivables	36,999,000	31,167,000
Other receivables	2,735,000	9,928,000
Income tax receivable		5,317,000
Derivative financial instruments	1,917,000	8,317,000
Cash and cash equivalents	73,549,000	76,019,000
Total current assets	177,280,000	193,732,000
Total assets	1,344,787,000	1,317,944,000
Equity
Share capital	55,000	53,000
Share premium	227,361,000	68,822,000
Treasury shares	(21,305,000)	(21,305,000)
Merger reserve	249,030,000	249,030,000
Hedging reserve	(1,000,000)	4,002,000
Retained deficit	(309,251,000)	(196,652,000)
Total equity	144,890,000	103,950,000
Non-current liabilities
Deferred tax liabilities		3,304,000
Contract liabilities - deferred revenue	5,347,000	6,659,000
Trade and other payables	175,894,000	161,141,000
Borrowings	511,047,000	507,335,000
Lease liabilities	7,707,000	7,844,000
Derivative financial instruments	4,911,000	748,000
Provisions		93,000
Total non-current liabilities	704,906,000	687,124,000
Current liabilities
Contract liabilities - deferred revenue	198,628,000	169,624,000
Trade and other payables	249,030,000	236,472,000
Income tax payable	427,000
Borrowings	35,574,000	105,961,000
Lease liabilities	934,000	1,036,000
Derivative financial instruments	2,603,000	931,000
Provisions	7,795,000	12,846,000
Total current liabilities	494,991,000	526,870,000
Total equity and liabilities	£ 1,344,787,000	£ 1,317,944,000